Investment in Jointly Venture - Additional Information (Detail)	3 Months Ended	12 Months Ended					3 Months Ended		3 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Sep. 30, 2011 CNY	Dec. 31, 2011 Shareholders' loan CNY	Sep. 30, 2011 Shareholders' loan CNY	Dec. 31, 2011 Investment in a jointly controlled entity CNY	Sep. 30, 2011 Investment in a jointly controlled entity CNY	Dec. 31, 2011 Gross CNY
Schedule of Equity Method Investments [Line Items]
Investment in a jointly controlled entity	8,301,000	$ 1,319,000	8,301,000	0		9,154,000	10,000,000	10,000,000	500,000	500,000	10,500,000
Share of loss of a jointly controlled entity	(853,000)	$ (136,000)	(853,000)	0	0		0		0